RESTATEMENT (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Net cash provided by Financing Activities	$ (533,723)	$ (18,281)	$ (856,787)	$ 5,911,628
Cash - Beginning of period	326,714	0	326,714	0
Cash - End of period	540,101	503,470	615,749	326,714
Net cash used in Operating Activities	462,270	(200,783)	1,375,287	(1,525,198)
Net Cash Used In Investing Activities	(4,195)	(5,745)	(229,465)	(4,059,716)
Cash At The Beginning Of Period	326,714		326,714
Restated [Member]
Net cash provided by Operating Activities			1,375,287	(1,525,198)
Net Cash Provided by Investing Activities			(229,465)	(4,059,716)
Net cash provided by Financing Activities			(856,787)	5,911,628
Cash - Beginning of period	326,714	0	326,714	0
Net cash increase for period			289,035	326,714
Cash - End of period			615,749	326,714
Net cash used in Operating Activities			1,375,287	(1,525,198)
Net Cash Used In Investing Activities			(229,465)	(4,059,716)
Previously Reported [Member]
Net cash provided by Operating Activities			1,311,254	(1,328,899)
Net Cash Provided by Investing Activities			(136,677)	(4,256,015)
Net cash provided by Financing Activities			(885,541)	5,911,628
Cash - Beginning of period	326,714	$ 0	326,714	0
Net cash increase for period			289,035	326,714
Cash - End of period			615,749	326,714
Net cash used in Operating Activities			1,311,254	(1,355,308)
Net Cash Used In Investing Activities			(136,677)	(4,229,606)
Adjustment [Member]
Net cash provided by Financing Activities			28,754
Cash - Beginning of period	0		0
Net cash increase for period			0	0
Cash - End of period			0	0
Net cash used in Operating Activities			64,033	(196,299)
Net Cash Used In Investing Activities			(92,788)	$ 196,299
Cash At The Beginning Of Period	$ 0		$ 0